Proposed Acquisition of Upstate New York Bancorp, Inc. (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 08, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Total Assets		$ 1,230,610	$ 1,184,559
Net loans receivable		916,072	841,730
Deposits		957,529	946,780
Stockholders' equity		137,428	$ 122,285	$ 115,739
UpState New York Bancorp, Inc. [Member]
Business Acquisition [Line Items]
Total Assets		439,600
Net loans receivable		380,700
Deposits		387,900
Stockholders' equity		$ 46,400
UpState New York Bancorp, Inc. [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Conversion of shares	0.9390
Cash paid per share	$ 33.33
Percent exchanged for stock	90.00%
Percent exchanged for cash	10.00%
Performance conditions	$ 0.67
Termination fee	$ 3,200